Summary of Option and Share-Based Payment Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Number of Shares Under Option
Ending Balance	610,244
Stock Options And Stock Appreciation Rights
Weighted average exercise price
Beginning balance	$ 17.94
Options granted	$ 22.12
Options canceled/expired	$ 14.08
Options exercised	$ 15.03
Exercisable at May 31	$ 18.53
Number of Shares Under Option
Beginning Balance	4,028,000
Options granted	545,000
Options canceled/expired	(1,000)
Options exercised	(800,000)
Ending Balance	3,772,000
Exercisable at May 31	2,382,000
Stock Option Plans
Number of Shares Under Option
Weighted-average grant-date fair value per share	$ 4.69	$ 3.97	$ 4.09
Intrinsic value of options exercised	$ 7.0	$ 7.7	$ 6.8
Tax benefit from options exercised	1.4	1.2	2.4
Fair value of SARS vested	$ 2.0	$ 2.2	$ 1.9